LONG-TERM INVESTMENTS (Details 3) - Available-for-sale investment - Brilent Inc. - The Notes	Mar. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥)	Mar. 24, 2016 USD ($)
Available-for-sale investments
Maximum amount of investments allowed for purchase					$ 2,500,000
ATA BVI
Available-for-sale investments
Principal amount of investments	$ 300,000			¥ 1,938,360
Interest rate per annum (as a percent)	6.00%
Cash consideration	$ 300,000
Term of investments	24 months
Amount converted to, as a percentage of qualified financing security purchase price	75.00%
Fair value of investments		$ 300,000	¥ 1,938,360